PERSONNEL, SOCIAL CHARGES AND BENEFITS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
PERSONNEL, SOCIAL CHARGES AND BENEFITS
Salaries and wages	R$ 38,363	R$ 34,767
Social charges and benefits	400,470	385,695
Profit sharing	308,918	265,433
Share-based payment plans (Note 29)	40,523	22,638
Other compensation		86,000
Total	788,274	794,533
Current	752,246	782,630
Non-current	R$ 36,028	R$ 11,903